Significant Accounting Policies - Reconciliation of Denominator of Each Net Income/(Loss) Per Share (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares used in computing basic net income/(loss) per share	167,624	164,518	166,735	163,930	164,245	162,430	135,334
Dilutive effect of stock options and restricted stock	4,200	1,918
Dilutive effect of stock warrants	18,744	7,463
Shares used in computing diluted net income/(loss) per share	190,568	173,899	166,735	163,930	164,245	162,430	135,334